Income Taxes - Deferred tax related to Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	€ 4,173	€ 3,392
Deferred tax liabilities, Gross value	4,183	3,392
Deferred tax assets, Netting	(4,173)	(3,392)
Deferred tax liabilities, Netting	(4,173)	(3,392)
Recognition of deferred tax liabilities in the statement of financial position	10
Non-current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	3,010	2,289
Deferred tax liabilities, Gross value	3,099	3,043
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	2,995	2,261
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	15
Deferred tax liabilities, Gross value	3,088	2,855
Financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value		28
Deferred tax liabilities, Gross value	11	188
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	14	9
Deferred tax liabilities, Gross value	286
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	11	9
Receivables and other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	3
Deferred tax liabilities, Gross value	286
Non-current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	645	531
Deferred tax liabilities, Gross value	167	9
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	24
Deferred tax liabilities, Gross value	3	9
Liabilities,
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	621	531
Deferred tax liabilities, Gross value	163
Current liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	222	563
Deferred tax liabilities, Gross value	631	340
Provisions.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	91
Deferred tax liabilities, Gross value		62
Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	131	563
Deferred tax liabilities, Gross value	631	€ 278
Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross value	€ 282